UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Michael Beattie

c/o SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1.	Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act or 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors’ Inner Circle Fund

Loomis Sayles Full Discretion Institutional Securitized Fund

SEMI-ANNUAL REPORT

APRIL 30, 2020

Table of Contents

Loomis Sayles Full Discretion Institutional Securitized Fund

The Fund files its complete portfolio of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q or as an exhibit to its reports on Form N-PORT within sixty days after period end. The Fund’s Forms N-Q and Form N-PORT reports are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-343-2029; and (ii) on the Commission’s website at http://www.sec.gov.

Portfolio of Investments — as of April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Principal Amount	Description	Value
Asset-Backed Securities — 65.5%

	Accelerated Assets, Series 2018-1, Class B
$893,849	4.510%, 12/02/33 (A)	$869,238

	ACIS CLO, Series 2014-4A, Class B
850,000	3.533%, VAR ICE LIBOR USD 3 Month+1.770%, 05/01/26 (A)	817,210

	Adams Outdoor Advertising, Series 2018-1, Class C
5,200,000	7.356%, 11/15/48 (A)	4,713,018

	AGL CLO, Series 2019-1A, Class D
850,000	4.985%, VAR ICE LIBOR USD 3 Month+3.850%, 10/20/32 (A)	681,218

	AGL CLO, Series 2020-3A, Class D
2,100,000	4.190%, VAR ICE LIBOR USD 3 Month+3.300%, 01/15/33 (A)	1,642,931

	AIG CLO, Series 2019-1A, Class E
1,000,000	7.585%, VAR ICE LIBOR USD 3 Month+6.450%, 01/20/32 (A)	619,279

	Alinea CLO, Series 2018-1A, Class C
1,030,000	3.035%, VAR ICE LIBOR USD 3 Month+1.900%, 07/20/31 (A)	926,740

	Allegany Park CLO, Series 2020-1A, Class C
1,075,000	4.384%, VAR ICE LIBOR USD 3 Month+2.550%, 01/20/33 (A)	973,263

	Allegro CLO VI, Series 2018-2A, Class D
250,000	3.885%, VAR ICE LIBOR USD 3 Month+2.750%, 01/17/31 (A)	188,845

	American Homes 4 Rent, Series 2014-SFR2, Class E
4,610,000	6.231%, 10/17/36 (A)	4,543,404

	American Homes 4 Rent, Series 2015-SFR1, Class F
3,966,000	5.885%, 04/17/52 (A)	3,810,959

	Anchorage Capital CLO 4-R, Series 2018-4RA, Class C
1,070,000	2.737%, VAR ICE LIBOR USD 3 Month+1.850%, 01/28/31 (A)	928,231

	Apidos CLO XXXII, Series 2020-32A, Class D
315,000	5.183%, VAR ICE LIBOR USD 3 Month+3.500%, 01/20/33 (A)	262,702

	Atrium XV, Series 15A, Class D
845,000	4.043%, VAR ICE LIBOR USD 3 Month+3.000%, 01/23/31 (A)	660,456

	Avid Automobile Receivables Trust, Series 2019-1, Class D
1,340,000	4.030%, 07/15/26 (A)	1,308,611

	Avis Budget Rental Car Funding AESOP, Series 2019-2A, Class C
1,245,000	4.240%, 09/22/25 (A)	883,771

	Babson CLO 2015-I, Series 2018-IA, Class DR
270,000	3.735%, VAR ICE LIBOR USD 3 Month+2.600%, 01/20/31 (A)	211,867

	Ballyrock CLO 2018-1, Series 2018-1A, Class C
250,000	4.285%, VAR ICE LIBOR USD 3 Month+3.150%, 04/20/31 (A)	200,263

	BANK, Series BN24, Class A3
1,180,000	2.960%, 11/15/62	1,252,105

	Barings CLO, Series 2018-2A, Class C
620,000	3.919%, VAR ICE LIBOR USD 3 Month+2.700%, 04/15/30 (A)	495,738

The accompanying notes are an intergral part of the financial statements.

1

Portfolio of Investments — as of April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 65.5% (continued)

	Barings CLO 2019-II, Series 2019-2A, Class C
$270,000	5.069%, VAR ICE LIBOR USD 3 Month+3.850%, 04/15/31 (A)	$221,436

	Bayview Opportunity Master Fund IVA Trust, Series 2017-SPL5, Class B3
1,400,000	4.150%, 06/28/57 (A) (B)	1,365,277

	Blackbird Capital Aircraft Lease Securitization, Series 2016-1A, Class B
625,625	5.682%, 12/16/41 (A)	329,347

	Business Jet Securities, Series 2019-1, Class A
3,142,027	4.212%, 07/15/34 (A)	2,707,453

	Carbone ClO, Series 2017-1A, Class B
325,000	2.935%, VAR ICE LIBOR USD 3 Month+1.800%, 01/20/31 (A)	283,461

	CarVal CLO III, Series 2019-2A, Class D
1,550,000	4.835%, VAR ICE LIBOR USD 3 Month+3.700%, 07/20/32 (A)	1,214,633

	CCG Receivables Trust, Series 2019-1, Class C
875,000	3.570%, 09/14/26 (A)	827,700

	Cent CLO, Series 2018-C17A, Class BR
750,000	2.610%, VAR ICE LIBOR USD 3 Month+1.850%, 04/30/31 (A)	649,238

	Citigroup Commercial Mortgage Trust, Series GC43, Class A4
3,110,000	3.038%, 11/10/52	3,260,985

	Citigroup Commercial Mortgage Trust, Series C7, Class A4
2,780,000	3.102%, 12/15/72	2,978,798

	Citigroup Mortgage Loan Trust 2019-RP1, Series 2019-RP1, Class M3
1,005,000	4.000%, 01/25/66 (A) (B)	841,768

	Coinstar Funding, Series 2017-1A, Class A2
5,834,550	5.216%, 04/25/47 (A)	5,690,081

	Colony American Finance, Series 2015-1, Class D
3,000,000	5.649%, 10/15/47 (A)	3,088,244

	COMM 2012-CCRE3 Mortgage Trust, Series CR3, Class D
1,005,000	4.910%, 10/15/45 (A) (B)	688,104

	Connecticut Avenue Securities Trust 2019-R07, Series 2019-R07, Class 1M2
1,645,000	2.587%, VAR ICE LIBOR USD 1 Month+2.100%, 10/25/39 (A)	1,422,129

	Connecticut Avenue Securities Trust 2020-R01, Series 2020-R01, Class 1M2
1,190,000	2.537%, VAR ICE LIBOR USD 1 Month+2.050%, 01/25/40 (A)	897,586

	Cook Park CLO, Series 2018-1A, Class C
250,000	2.885%, VAR ICE LIBOR USD 3 Month+1.750%, 04/17/30 (A)	221,639

	CoreVest American Finance Trust, Series 2017-1, Class D
1,715,000	4.358%, 10/15/49 (A)	1,636,581

	CoreVest American Finance Trust, Series 2019-1, Class E
575,000	5.489%, 03/15/52 (A)	461,607

The accompanying notes are an intergral part of the financial statements.

2

Portfolio of Investments — as of April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 65.5% (continued)

	Countrywide Asset-Backed Certificates, Series 2004-13, Class AF5B
$448,277	5.103%, 05/25/35 (C) (D)	$443,819

	CPS Auto Receivables Trust, Series 2015-B, Class E
2,130,000	6.220%, 08/15/22 (A)	2,016,716

	CSAIL Commercial Mortgage Trust, Series C18, Class A4
1,710,000	2.968%, 12/15/52	1,804,907

	CSMC 2014-USA OA, Series USA, Class C
895,000	4.336%, 09/15/37 (A)	784,842

	DB Master Finance, Series 2017-1A, Class A2II
2,258,025	4.030%, 11/20/47 (A)	2,215,371

	DB Master Finance, Series 2019-1A, Class A23
1,558,225	4.352%, 05/20/49 (A)	1,593,519

	Dell Equipment Finance Trust 2020-1, Series 2020-1, Class D
400,000	5.920%, 03/23/26 (A)	400,640

	Diamond Resorts Owner Trust, Series 2017-1A, Class C
1,641,092	6.070%, 10/22/29 (A)	1,625,052

	Diamond Resorts Owner Trust, Series 2018-1, Class C
1,204,820	4.530%, 01/21/31 (A)	1,149,221

	Domino’s Pizza Master Issuer, Series 2017-1A, Class A23
3,607,500	4.118%, 07/25/47 (A)	3,724,094

	Domino’s Pizza Master Issuer, Series 2018-1A, Class A2I
2,141,850	4.116%, 07/25/48 (A)	2,196,746

	Domino’s Pizza Master Issuer, Series 2018-1A, Class A2II
334,050	4.328%, 07/25/48 (A)	346,453

	DRIVEN BRANDS FUNDING, Series 2018-1A, Class A2
392,000	4.739%, 04/20/48 (A)	388,699

	DRIVEN BRANDS FUNDING, Series 2019-1A, Class A2
449,313	4.641%, 04/20/49 (A)	440,039

	Dryden CLO, Series 2018-64A, Class C
250,000	2.885%, VAR ICE LIBOR USD 3 Month+1.750%, 04/18/31 (A)	221,670

	Dryden Senior Loan Fund, Series 2018-45A, Class ER
575,000	7.069%, VAR ICE LIBOR USD 3 Month+5.850%, 10/15/30 (A)	356,424

	Elevation CLO 2018-10, Series 2018-10A, Class C
500,000	3.485%, VAR ICE LIBOR USD 3 Month+2.350%, 10/20/31 (A)	451,800

	Falcon Aerospace, Series 2017-1, Class A
1,084,221	4.581%, 02/15/42 (A)	944,234

	FAN Engine Securitization, Series 2013-1A, Class 1A
2,851,887	4.625%, 10/15/43 (A)	2,365,614

	First Investors Auto Owner Trust, Series 2016-2A, Class E
2,100,000	5.750%, 09/15/23 (A)	2,083,307

The accompanying notes are an intergral part of the financial statements.

3

Portfolio of Investments — as of April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 65.5% (continued)

	First Investors Auto Owner Trust, Series 2016-1A, Class E
$5,000,000	7.720%, 11/15/22 (A)	$5,019,100

	First Investors Auto Owner Trust, Series 2019-2A, Class E
2,620,000	3.880%, 01/15/26 (A)	2,117,073

	FREMF 2018-K732 Mortgage Trust, Series K732, Class B
1,910,000	4.194%, 05/25/25 (A) (B)	1,945,902

	Galaxy XXIX CLO, Series 2018-29A, Class D
265,000	4.092%, VAR ICE LIBOR USD 3 Month+2.400%, 11/15/26 (A)	218,422

	Galaxy XXVI CLO, Series 2018-26A, Class E
400,000	7.533%, VAR ICE LIBOR USD 3 Month+5.850%, 11/22/31 (A)	230,114

	GCA Holdings, Series 2014-1, Class C
2,014,710	6.000%, 01/05/30 (A) (C) (D)	602,197

	GCA Holdings, Series 2014-1, Class D
897,230	7.500%, 01/05/30 (A) (C) (D)	89,113

	GCA Holdings, Series 2014-1, Class E
3,160,000	0.653%, 01/05/30 (A) (C) (D)	—

	Genesis Sales Finance Master Trust, Series 2019-AA, Class B
1,000,000	5.420%, 08/20/23 (A)	1,016,384

	Gilbert Park CLO, Series 2017-1A, Class D
315,000	4.169%, VAR ICE LIBOR USD 3 Month+2.950%, 10/15/30 (A)	258,472

	Global Container Assets, Series 2015-1A, Class B
563,223	4.500%, 02/05/30 (A) (C) (D)	440,108

	Greywolf CLO IV, Series 2019-1A, Class C
605,000	5.085%, VAR ICE LIBOR USD 3 Month+3.950%, 04/17/30 (A)	510,480

	GS Mortgage Securities Trust, Series GC45, Class A5
1,200,000	2.911%, 02/13/53	1,271,670

	Harbor Park CLO, Series 2018-1A, Class D
400,000	4.035%, VAR ICE LIBOR USD 3 Month+2.900%, 01/20/31 (A)	317,468

	Harbour Aircraft Investments, Series 2017-1, Class C
1,088,016	8.000%, 11/15/37	979,253

	Horizon Aircraft Finance I, Series 2018-1, Class A
3,783,824	4.458%, 12/15/38 (A)	2,989,937

	HPLY Trust, Series 2019-HIT, Class C
1,172,018	2.414%, VAR ICE LIBOR USD 1 Month+1.600%, 11/15/36 (A)	1,002,136

	Hudsons Bay Simon JV Trust, Series 2015-HB10, Class A10
3,375,000	4.155%, 08/05/34 (A)	3,163,296

	Invitation Homes Trust, Series 2018-SFR1, Class E
2,062,718	2.751%, VAR ICE LIBOR USD 1 Month+2.000%, 03/17/37 (A)	1,879,433

	Invitation Homes Trust, Series 2018-SFR3, Class E
3,130,000	2.751%, VAR ICE LIBOR USD 1 Month+2.000%, 07/17/37 (A)	2,834,984

The accompanying notes are an intergral part of the financial statements.

4

Portfolio of Investments — as of April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 65.5% (continued)

	Invitation Homes Trust, Series 2018-SFR2, Class E
$4,700,000	2.814%, VAR ICE LIBOR USD 1 Month+2.000%, 06/17/37 (A)	$4,263,208

	Invitation Homes Trust, Series 2018-SFR2, Class F
2,323,456	3.064%, VAR ICE LIBOR USD 1 Month+2.250%, 06/17/37 (A)	2,009,611

	Kestrel Aircraft Funding, Series 2018-1A, Class A
2,469,122	4.250%, 12/15/38 (A)	1,913,400

	Madison Park Funding XVII, Series 2017-17A, Class CR
1,910,000	3.509%, VAR ICE LIBOR USD 3 Month+2.400%, 07/21/30 (A)	1,663,940

	Madison Park Funding XXI, Series 2019-21A, Class DR
1,000,000	8.779%, VAR ICE LIBOR USD 3 Month+7.560%, 10/15/32 (A)	683,280

	MAPS, Series 2018-1A, Class B
1,438,540	5.193%, 05/15/43 (A)	757,849

	Morgan Stanley Capital I Trust, Series 2011-C2, Class E
1,180,000	5.661%, 06/15/44 (A) (B)	686,246

	Morgan Stanley Capital I Trust, Series 2013-ALTM, Class E
2,500,000	3.828%, 02/05/35 (A) (B)	1,754,918

	Mountain View CLO, Series 2018-10A, Class CR
960,000	3.161%, VAR ICE LIBOR USD 3 Month+1.850%, 10/13/27 (A)	868,835

	OCP CLO, Series 2017-8A, Class CR
1,690,000	3.935%, VAR ICE LIBOR USD 3 Month+2.800%, 04/17/27 (A)	1,529,421

	OCP CLO, Series 2019-17A, Class E
1,000,000	7.795%, VAR ICE LIBOR USD 3 Month+6.660%, 07/20/32 (A)	595,631

	Octagon Investment Partners, Series 2018-2A, Class B
940,000	2.741%, VAR ICE LIBOR USD 3 Month+1.750%, 07/25/30 (A)	839,982

	Octagon Investment Partners, Series 2018-3A, Class E
280,000	6.885%, VAR ICE LIBOR USD 3 Month+5.750%, 10/20/30 (A)	171,358

	Octagon Investment Partners 18-R, Series 2018-18A, Class C
435,000	3.876%, VAR ICE LIBOR USD 3 Month+2.700%, 04/16/31 (A)	345,263

	Octagon Investment Partners XXIII, Series 2018-1A, Class CR
850,000	3.069%, VAR ICE LIBOR USD 3 Month+1.850%, 07/15/27 (A)	776,492

	OneMain Financial Issuance Trust, Series 2015-3A, Class C
1,000,000	5.820%, 11/20/28 (A)	957,241

	OneMain Financial Issuance Trust, Series 2018-1A, Class D
1,745,000	4.080%, 03/14/29 (A)	1,493,951

	OneMain Financial Issuance Trust 2020-A, Series 2020-1A, Class B
1,115,000	4.830%, 05/14/32 (A)	1,116,241

	Orange Lake Timeshare Trust, Series 2019-A, Class D
2,140,142	4.930%, 04/09/38 (A)	1,991,473

	Palmer Square CLO, Series 2019-1A, Class C
1,000,000	5.685%, VAR ICE LIBOR USD 3 Month+3.750%, 11/14/32 (A)	827,951

The accompanying notes are an intergral part of the financial statements.

5

Portfolio of Investments — as of April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 65.5% (continued)

	Palmer Square CLO 2015-1, Series 2019-1A, Class CR2
$275,000	4.846%, VAR ICE LIBOR USD 3 Month+3.150%, 05/21/29 (A)	$224,987

	Pikes Peak CLO 1, Series 2018-1A, Class D
510,000	4.170%, VAR ICE LIBOR USD 3 Month+3.150%, 07/24/31 (A)	410,002

	Pioneer Aircraft Finance, Series 2019-1, Class B
1,244,554	4.948%, 06/15/44 (A)	654,888

	Planet Fitness Master Issuer, Series 2018-1A, Class A2II
4,703,375	4.666%, 09/05/48 (A)	4,331,808

	Prestige Auto Receivables Trust, Series 2019-1A, Class E
610,000	3.900%, 05/15/26 (A)	506,968

	PRPM, Series 2018-1A, Class A2
1,180,000	5.000%, 04/25/23 (A) (B)	1,065,615

	PRPM 2020-1, Series 2020-1A, Class A1
755,632	2.981%, 02/25/25 (A)	713,089

	Santander Drive Auto Receivables Trust 2020-1, Series 2020-1, Class D
1,300,000	5.350%, 03/15/28	1,307,414

	SCF Equipment Leasing, Series 2018-1A, Class C
3,485,000	4.210%, 04/20/27 (A)	3,460,679

	SCF Equipment Leasing, Series 2019-1A, Class E
3,010,685	5.490%, 04/20/30 (A)	2,587,439

	Springleaf Funding Trust, Series 2017-AA, Class C
700,000	3.860%, 07/15/30 (A)	602,682

	THL Credit Wind River 2018-3 CLO, Series 2018-3A, Class D
280,000	4.085%, VAR ICE LIBOR USD 3 Month+2.950%, 01/20/31 (A)	223,590

	Tidewater Auto Receivables Trust, Series 2018-AA, Class D
660,000	4.300%, 11/15/24 (A)	623,998

	Towd Point Mortgage Trust 2017-5, Series 2017-5, Class M2
640,000	1.987%, VAR ICE LIBOR USD 1 Month+1.500%, 02/25/57 (A)	535,804

	Towd Point Mortgage Trust 2018-4, Series 2018-4, Class A2
1,100,000	3.000%, 06/25/58 (A) (B)	1,022,947

	TRESTLES CLO II, Series 2018-2A, Class D
415,000	6.741%, VAR ICE LIBOR USD 3 Month+5.750%, 07/25/31 (A)	239,993

	Tricon American Homes 2017-SFR1 Trust, Series 2017-SFR1, Class F
2,755,000	5.151%, 09/17/34 (A)	2,549,760

	UBS Commercial Mortgage Trust 2018-C14, Series C14, Class C
1,885,000	5.447%, 12/15/51 (B)	1,592,177

	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class E
866,000	5.046%, 05/10/63 (A) (B)	700,333

	VOLT LXXXV, Series 2020-NPL1, Class A1A
1,244,694	3.228%, 01/25/50 (A)	1,137,870

The accompanying notes are an intergral part of the financial statements.

6

Portfolio of Investments — as of April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Asset-Backed Securities — 65.5% (continued)

	WAVE Trust, Series 2017-1A, Class B
$2,397,334	5.682%, 11/15/42 (A)	$1,263,828

	Welk Resorts, Series 2019-AA, Class D
651,340	4.030%, 06/15/38 (A)	590,805

	Wells Fargo Commercial Mortgage Trust 2016-C34, Series C34, Class C
2,902,000	5.196%, 06/15/49 (B)	2,467,086

	Wendy’s Funding, Series 2019-1A, Class A2II
1,654,063	4.080%, 06/15/49 (A)	1,556,903

	WFRBS Commercial Mortgage Trust, Series 2012-C7, Class E
1,315,000	4.967%, 06/15/45 (A) (B)	923,287

	Willis Engine Structured Trust IV, Series 2018-A, Class A
2,459,310	4.750%, 09/15/43 (A)	1,863,352

	Wingstop Funding, Series 2018-1, Class A2
940,500	4.970%, 12/05/48 (A)	957,730

	Total Asset-Backed Securities

	(Cost $186,276,403)	166,575,950

Residential Mortgage-Backed Obligations — 19.8%

	Alternative Loan Trust, Series 2004-J3, Class 1A1
417,683	5.500%, 04/25/34 (C) (D)	427,006

	Alternative Loan Trust, Series 2004-J10, Class 2CB1
1,461,180	6.000%, 09/25/34	1,532,728

	Alternative Loan Trust, Series 2004-28CB, Class 5A1
238,328	5.750%, 01/25/35 (C) (D)	233,941

	Alternative Loan Trust, Series 2005-J1, Class 2A1
191,146	5.500%, 02/25/25 (C) (D)	189,081

	Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
721,489	5.500%, 10/25/33	725,113

	Banc of America Funding Trust, Series 2005-7, Class 3A1
936,463	5.750%, 11/25/35	972,462

	Banc of America Funding Trust, Series 2007-4, Class 5A1
232,526	5.500%, 11/25/34	221,864

	CHL Mortgage Pass-Through Trust, Series 2004-12, Class 8A1
340,468	4.606%, 08/25/34 (B) (C) (D)	300,613

	Citigroup Mortgage Loan Trust, Series 2005-3, Class 2A3
1,162,400	4.646%, 08/25/35 (B)	980,891

	Citigroup Mortgage Loan Trust, Series 2009-10, Class 6A2
230,344	4.606%, 09/25/34 (A) (B) (C) (D)	214,567

The accompanying notes are an intergral part of the financial statements.

7

Portfolio of Investments — as of April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 19.8% (continued)

	Citigroup Mortgage Loan Trust, Series 2010-9, Class 2A2
$1,169,577	4.190%, VAR US Treas Yield Curve Rate T Note Const Mat 1 Yr+2.400%, 11/25/35 (A)	$1,069,567

	Citigroup Mortgage Loan Trust, Series 2018-C, Class A1
3,375,972	4.125%, 03/25/59 (A)	3,187,132

	Citigroup Mortgage Loan Trust, Series 2018-A, Class A1
1,047,386	4.000%, 01/25/68 (A) (B)	1,007,706

	Connecticut Avenue Securities Trust, Series 2018-R07, Class 1M2
2,759,035	2.887%, VAR ICE LIBOR USD 1 Month+2.400%, 04/25/31 (A)	2,575,508

	Countrywide Alternative Loan Trust, Series 2004-14T2, Class A11
319,523	5.500%, 08/25/34 (C) (D)	330,064

	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-1, Class 3A5
2,079,499	6.160%, 12/25/33	2,168,529

	Deutsche Mortgage Securities Mortgage Loan Trust, Series 2004-4, Class 7AR1
826,145	0.837%, VAR ICE LIBOR USD 1 Month+0.350%, 06/25/34 (C) (D)	705,977

	FHLMC Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class M2
830,000	2.287%, VAR ICE LIBOR USD 1 Month+1.800%, 07/25/30	714,518

	FNMA Connecticut Avenue Securities, Series 2017-C05, Class 1M2
2,818,438	2.687%, VAR ICE LIBOR USD 1 Month+2.200%, 01/25/30	2,609,574

	FNMA Connecticut Avenue Securities, Series 2017-C07, Class 1M2
2,378,000	2.887%, VAR ICE LIBOR USD 1 Month+2.400%, 05/25/30	2,125,635

	FNMA Connecticut Avenue Securities, Series 2018-C04, Class 2M2
1,560,348	3.037%, VAR ICE LIBOR USD 1 Month+2.550%, 12/25/30	1,349,024

	GS Mortgage Securities Trust, Series 2011-GC5, Class D
3,420,000	5.556%, 08/10/44 (A) (B)	2,420,217

	GSR Mortgage Loan Trust, Series 2005-AR4, Class 4A1
64,096	4.508%, 07/25/35 (B) (C) (D)	58,494

	IndyMac Index Mortgage Loan Trust, Series 2004-AR6, Class 4A
1,106,174	4.119%, 10/25/34 (B)	1,020,477

	IndyMac Index Mortgage Loan Trust, Series 2005-AR11, Class A3
1,511,772	3.598%, 08/25/35 (B)	1,248,694

	IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 2A1
3,791,997	0.697%, VAR ICE LIBOR USD 1 Month+0.210%, 02/25/46	2,857,896

	JPMorgan Mortgage Trust, Series 2004-S1, Class 2A1
1,886,587	6.000%, 09/25/34	1,997,520

	Lehman Mortgage Trust, Series 2007-9, Class 1A1
1,026,930	6.000%, 10/25/37	1,073,207

The accompanying notes are an intergral part of the financial statements.

8

Portfolio of Investments — as of April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Residential Mortgage-Backed Obligations — 19.8% (continued)

	Lehman XS Trust, Series 2006-2N, Class 1A1
$791,478	0.747%, VAR ICE LIBOR USD 1 Month+0.260%, 02/25/46	$643,468

	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 3A1
1,608,836	3.553%, 03/25/35 (B)	1,389,925

	MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 4A1
2,407,883	3.214%, 03/25/35 (B)	2,068,721

	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 1A1
756,903	4.388%, 04/25/36 (B) (C) (D)	710,840

	MASTR Alternative Loan Trust, Series 2003-9, Class 4A1
484,152	5.250%, 11/25/33	499,415

	MASTR Alternative Loan Trust, Series 2004-2, Class 8A4
3,081,041	5.500%, 03/25/34	3,029,632

	MASTR Alternative Loan Trust, Series 2004-5, Class 1A1
492,384	5.500%, 06/25/34	507,694

	MASTR Alternative Loan Trust, Series 2004-5, Class 2A1
684,996	6.000%, 06/25/34	712,476

	MASTR Alternative Loan Trust, Series 2004-8, Class 2A1
1,484,257	6.000%, 09/25/34	1,535,555

	Morgan Stanley Mortgage Loan Trust, Series 2005-7, Class 7A5
203,373	5.500%, 11/25/35	193,902

	RFMSI Series Trust, Series 2005-SA1, Class 1A1
2,267,091	4.582%, 03/25/35 (B)	1,428,917

	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-14, Class A1
4,613,885	0.797%, VAR ICE LIBOR USD 1 Month+0.310%, 07/25/35	3,221,444

	Total Residential Mortgage-Backed Obligations

	(Cost $52,966,675)	50,259,994

Commercial Mortgage-Backed Obligations — 10.4%

	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL1
875,000	4.314%, VAR ICE LIBOR USD 1 Month+3.500%, 11/15/31 (A)	874,387

	CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class COL2
2,215,000	5.314%, VAR ICE LIBOR USD 1 Month+4.500%, 11/15/31 (A)	2,213,007

	Commercial Mortgage Trust, Series 2012-LC4, Class D
1,605,000	5.721%, 12/10/44 (A) (B)	1,365,008

	Commercial Mortgage Trust, Series 2012-CR2, Class E
1,000,000	4.992%, 08/15/45 (A) (B)	633,409

	Credit Suisse Commercial Mortgage Securities, Series 2019-SKLZ, Class D
455,000	4.414%, VAR ICE LIBOR USD 1 Month+3.600%, 01/15/34 (A)	394,809

The accompanying notes are an intergral part of the financial statements.

9

Portfolio of Investments — as of April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Commercial Mortgage-Backed Obligations — 10.4% (continued)

	Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM
$1,113,484	5.869%, 09/15/40 (B)	$525,322

	CSMC Trust, Series 2014-USA, Class E
5,475,000	4.373%, 09/15/37 (A)	4,058,244

	CSMC Trust, Series 2018-RPL7, Class A1
1,253,721	4.000%, 08/26/58 (A)	1,189,971

	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1, Class D
592,000	6.314%, 06/15/43 (A) (B)	532,741

	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class D
3,000,000	5.599%, 08/15/46 (A) (B)	2,696,227

	Motel 6 Trust, Series 2017-M6MZ, Class M
5,480,125	7.741%, VAR ICE LIBOR USD 1 Month+6.927%, 08/15/24 (A)	4,217,246

	RBS Commercial Funding Trust, Series 2013-SMV, Class F
2,000,000	3.704%, 03/11/31 (A) (B)	1,548,252

	Starwood Retail Property Trust, Series 2014-STAR, Class E

3,185,000	5.214%, VAR ICE LIBOR USD 1 Month+4.400%, 11/15/27 (A) (C) (D)	1,421,431

	Starwood Retail Property Trust, Series 2014-STAR, Class F

3,785,000	4.508%, VAR ICE LIBOR USD 1 Month+3.694%, 11/15/27 (A) (C) (D)	1,118,645

	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class D
3,240,343	5.852%, 03/15/44 (A) (B)	1,986,349

	WFRBS Commercial Mortgage Trust, Series 2011-C2, Class D
2,500,673	5.850%, 02/15/44 (A) (B)	1,532,126

	Total Commercial Mortgage-Backed Obligations

	(Cost $35,631,569)	26,307,174

U.S. Treasury Obligation — 2.0%

5,100,000	United States Treasury Bill , 0.270%(E) (F)	5,099,120

	Total U.S. Treasury Obligation

	(Cost $5,097,361)	5,099,120

The accompanying notes are an intergral part of the financial statements.

10

Portfolio of Investments — as of April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Principal Amount	Description	Value
Municipal Bond — 1.1%

	Michigan State, Tobacco Settlement Financing Authority, RB, Series A
$2,830,000	7.309%, 06/01/34	$2,676,727

	Total Municipal Bond

	(Cost $2,515,283)	2,676,727

Other Investment — 0.4%

	ECAF I BLOCKER LTD
900	0.000%, 03/15/40 (C) (D)	1,020,600

	Total Other Investment

	(Cost $9,000,000)	1,020,600

Shares
Short-Term Investment — 1.3%

3,200,398	Dreyfus Treasury Prime Cash Management, Institutional Class, 0.190%(E)	3,200,398

	Total Short-Term Investment

	(Cost $3,200,398)	3,200,398

	Total Investments — 100.4%

	(Cost $294,687,689)	255,139,963
	Other Assets and Liabilities, net — (0.4)%	(886,072)

	Net Assets — 100.0%	$254,253,891

(A)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” The total value of these securities at April 30, 2020 was $185,474,285, representing 72.9% of Net Assets of the Portfolio.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(C)	Level 3 security in accordance with fair value hierarchy.
(D)

Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2020, was $8,306,496 and represented 3.3% of net assets.

(E)	The rate shown is the 7-day effective yield as of April 30, 2020.
(F)	Zero coupon bond. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

The accompanying notes are an intergral part of the financial statements.

11

Portfolio of Investments — as of April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

Cl — Class

CLO — Collateralized Loan Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

RB — Revenue Bond

VAR — Variable Rate

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2020, at value:

Investments in Securities	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$165,000,713	$1,575,237	$166,575,950

Residential Mortgage-Backed Obligations	—	47,089,411	3,170,583	50,259,994

Commercial Mortgage-Backed Obligations	—	23,767,098	2,540,076	26,307,174

U.S. Treasury Obligation	—	5,099,120	—	5,099,120

Municipal Bond	—	2,676,727	—	2,676,727

Other Investment	—	—	1,020,600	1,020,600

Short-Term Investment	3,200,398	—	—	3,200,398

Total Investments in Securities	$3,200,398	$243,633,069	$8,306,496	$255,139,963

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

The accompanying notes are an intergral part of the financial statements.

12

Portfolio of Investments — as of April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund — continued

	Investments in Asset- Backed Securities	Investments in Residential Mortgage- Backed Obligations	Investments in Commercial Mortgage-Backed Obligations	Investments in Other Investment	Total

Balance as of November 1, 2019	$8,982,993	$1,259,434	$2,838,750	$7,776,000	$20,857,177

Accrued discounts/ premiums	11,713	1,215	8,552	—	21,480

Realized gain/(loss)	7,811	3,709	4,102	—	7,811

Change in unrealized appreciation/ (depreciation)	(2,058,842)	(70,706)	(1,728,656)	(6,755,400)	(10,613,604)

Purchases	—	—	—	—	—

Sales	(2,959,362)	(56,366)	—	—	(3,015,728)

Net transfer into Level 3	883,927	2,032,904	1,421,430	—	4,338,261

Net transfer out of Level 3	(3,288,901)	—	—	—	(3,288,901)

Ending Balance as of April 30, 2020	$1,575,237	$3,170,583	$2,540,076	$1,020,600	$8,306,496

Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(1,525,456)	$(177,540)	$(3,345,564)	$(6,755,400)	$(11,803,960)

For the period ended April 30, 2020, there were transfers between Level 2 and Level 3 assets and liabilities due to changes in the availability of observable inputs used to determine fair value. Transfers between Level 2 and Level 3 are a result of a change, in the normal course of business, between the use of valuation methods used by third party pricing services (Level 2) and the use of a broker quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). All transfers, if any, are recognized by the Fund at the end of each period.

For the period ended April 30, 2020, there have been no significant changes to the Fund’s fair value methodologies.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an intergral part of the financial statements.

13

Statement of Assets and Liabilities

April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

ASSETS

Investments at cost	$294,687,689

Investments at value	$255,139,963

Interest receivable	1,318,138

Reimbursement from Investment Adviser	10,384

Prepaid expenses	16,717

TOTAL ASSETS	256,485,202

LIABILITIES

Payable for securities purchased	1,114,859

Payable due to custodian	1,059,249

Administration fees payable	25,111

Trustees’ fees payable	3,977

Chief Compliance Officer fees payable	1,839

Other accounts payable and accrued expenses	26,276

TOTAL LIABILITIES	2,231,311

NET ASSETS	$254,253,891

NET ASSETS CONSIST OF:

Paid-in capital	$288,671,485

Total distributable loss	(34,417,594)

NET ASSETS	$254,253,891

Institutional Class:

Net assets	$254,253,891

Outstanding shares of beneficial interest (unlimited authorization - no par value)	26,755,306

Net asset value, offering and redemption price per share	$9.50

The accompanying notes are an intergral part of the financial statements.

14

Statement of Operations

For the six-months ended April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

INVESTMENT INCOME

Interest	$7,874,496

Dividends	1,405,908

Total Income	9,280,404

Expenses

Administration fees	171,903

Trustees’ fees	9,885

Chief Compliance Officer fees	3,333

Legal fees	35,952

Transfer agent fees	32,327

Pricing fees	23,225

Audit fees	13,377

Registration fees	12,750

Custodian fees	10,689

Shareholder reporting fees	4,520

Miscellaneous fees	6,690

Total expenses	324,651

Less:

Fee reimbursement	(37,892)

Net Expenses	286,759

Net investment income	8,993,645

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS

Net realized gain on investments	246,815

Net change in unrealized depreciation on investments	(40,534,237)

Net realized and unrealized loss on investments	(40,287,422)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(31,293,777)

The accompanying notes are an intergral part of the financial statements.

15

Statements of Changes in Net Assets

Loomis Sayles Full Discretion Institutional Securitized Fund

	Six-Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019
FROM OPERATIONS:

Net investment income	$8,993,645	$18,431,697

Net realized gain on investments	246,815	2,464,326

Net change in unrealized appreciation/(depreciation) on investments	(40,534,237)	1,537,996

Net increase/(decrease) in net assets resulting from operations	(31,293,777)	22,434,019

DISTRIBUTIONS:	(9,033,319)	(17,845,955)

CAPITAL SHARE TRANSACTIONS:(1)

Issued	–	10,200,000

Reinvestment of distributions	9,033,319	17,845,955

Redeemed	(24,710,001)	(148,191,676)

Net decrease in net assets from capital share transactions	(15,676,682)	(120,145,721)

Net decrease in net assets	(56,003,778)	(115,557,657)

NET ASSETS:

Beginning of the period	310,257,669	425,815,326

End of the period	$254,253,891	$310,257,669

(1)	For share transactions, see Note 6 in Notes to Financial Statements.
Amounts	designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an intergral part of the financial statements.

16

Financial Highlights

For a share outstanding throughout the years or period

Loomis Sayles Full Discretion Institutional Securitized Fund

	Net asset value, beginning of the period	Net investment income (a)	Net realized and unrealized gain/ (loss)	Total from investment operations	Dividends from net investment income	Distributions from net realized capital gains

04/30/20@	$11.03	$0.33	$(1.52)	$(1.19)	$(0.32)	$(0.02)

10/31/19	10.89	0.57	0.13	0.70	(0.56)	—

10/31/18	11.51	0.61	(0.15)	0.46	(0.83)	(0.23)

10/31/17	11.23	0.64	0.32	0.96	(0.55)	(0.13)

10/31/16	11.32	0.61	(0.03)	0.58	(0.58)	(0.09)

10/31/15	11.50	0.58	(0.11)	0.47	(0.54)	(0.11)

(a)	Per share net investment income has been calculated using the average shares outstanding during the year.
(b)

Returns shown do not reflect the deduction of taxes that a shareholder would pay on a Fund distributions or the redemption of Fund shares. Had certain expenses not been waived/reimbursed during the year, if applicable total returns would have been lower.

(c)	The investment adviser agreed to waive its fees and/or reimburse a portion of the Fund’s expenses during the year. Without this waiver/reimbursement, expenses would have been higher.
@	For the six-months ended April 30, 2020 (Unaudited).

Amounts designated as “-“ are $0 or have been rounded to $0.

17

Return of capital	Total distributions	Net asset value, end of the period	Total return (%) (b)	Net assets, end of the period (000’s)	Ratio of expenses to average net assets (%)		Ratio of net investment income to average net assets (%)	Portfolio turnover rate (%)

$–	$(0.34)	$9.50	(11.06)	$254,254	0.20	(c)	6.28	16

–	(0.56)	11.03	6.62	310,258	0.20		5.23	19

(0.02)	(1.08)	10.89	4.29	425,815	0.18		5.55	53

–	(0.68)	11.51	8.88	452,928	0.17		5.65	32

–	(0.67)	11.23	5.43	486,083	0.17		5.50	36

–	(0.65)	11.32	4.17	513,609	0.17		5.10	37

The accompanying notes are an intergral part of the financial statements.

18

Notes to Financial Statements

April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

1. Organization. The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 44 funds. The financial statements herein are those of the Loomis Sayles Full Discretion Institutional Securitized Fund (the “Fund”). The Fund is non-diversified and its investment objective is to provide current income and the potential for total return. The Fund commenced operations on December 15, 2011. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder’s interest is limited to the fund of the Trust in which shares are held.

2. Significant Accounting Policies. The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

a. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

b. Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally

19

Notes to Financial Statements

April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurement under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest

20

Notes to Financial Statements

April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in inactive markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of April 30, 2020. The following disclosures also include information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Asset Categories	Fair Value at 4/30/2020	Valuation Technique(s)	Unobservable Input(s)	Input Value(s)/ Weighted Average Value (If applicable)
Asset-Backed Securities	$1,575,237	Adjusted Vendor Pricing/ Cash Flow Pricing/ Liquidity Waterfall	Broker Quote Discount Rate	$0.00-$99.01 1.00%

Commercial Mortgage-Backed Securities Residential	$2,540,076	Comparable Bond Method	Adjusted Recent Trade	$29.55-$44.63

Mortgage-Backed Securities	$3,170,583	Adjusted Vendor Pricing	Broker Quote Discount Rate	$85.45-$103.30 1%

Other Investment	$1,020,600	Cash Flow	Broker Quote	$11.34

21

Notes to Financial Statements

April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

c. Federal and Foreign Income Taxes. It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended.

Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six-month period the Fund did not incur any significant interest or penalties.

d. Security Transactions and Investment Income. Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, interest income is recognized on the accrual basis from settlement date and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

e. Expenses. Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

f. Dividends and Distributions to Shareholders. The Fund declares its dividends monthly and distributes its net investment income, if any, at least monthly and makes distributions of its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

22

Notes to Financial Statements

April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

g. Illiquid Securities. A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed.

3. Transactions with Affiliates. Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

4. Administration, Distribution, Transfer Agent and Custodian Agreements. The Fund and the Administrator are parties to an Administration Agreement, under which the Administrator provides management and administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For six-months ended April 30, 2020, the Fund paid $134,012 for these services.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the Agreement.

DST Asset Manager Solutions, Inc. (“DST”) serves as transfer agent for the Fund under the transfer agency agreement with the Trust.

MUFG Union Bank, N.A. (formerly Union Bank, N.A.) serves as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. Investment Advisory Agreement. Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser (the “Adviser”) to the Fund. Under the terms of the management agreement, the Fund does not pay a management fee. Shares of the Fund are only available to institutional advisory clients of the Adviser. The institutional advisory clients of the Adviser pay the Adviser or its affiliates a fee for their investment advisory services outside of the Fund.

23

Notes to Financial Statements

April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

The Adviser has contractually agreed to reduce fees and reimburse expenses in order to keep total annual fund operating expenses after fee reductions and/or expense reimbursements (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 0.20% of the Fund’s Institutional Class Shares’ average daily net assets. This Agreement may only be terminated by the Board.

6. Capital Shares.

	Six-Months Ended April 30, 2020 (unaudited)	Year Ended October 31, 2019

SHARE TRANSACTIONS:
Issued	—	934,016
Reinvestment of distributions	859,505	1,628,675
Redeemed	(2,243,283)	(13,542,276)

Net share transactions	(1,383,778)	(10,979,585)

7. Investment Transactions. The cost of security purchases and proceeds from security sales, other than short-term securities, for the six-months ended April 30, 2020, were as follows:

	U.S. Government	Other

Purchases	$1,614,356	$38,912,299

Sales	$271,055	$54,270,001

8. Federal Tax Information. The amount and character of income and capital gain distributions, if any, to be paid are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

24

Notes to Financial Statements

April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

The tax character of dividends and distributions for the Fund declared during the year ended June 1, 2020, and the year ended October 31, 2018, were as follows:

	Ordinary Income	Long-Term Capital Gains	Return of Capital	Total

2019	$15,818,431	$2,027,524	$–	$17,845,955

2018	23,183,646	10,226,359	8,286,689	41,696,694

As of October 31, 2019, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Long-Term Capital Gain	$421,433
Net Unrealized Appreciation	5,488,070

Total Distributable Earnings	$5,909,503

For Federal income tax purposes, the cost of securities owned at October 31, 2019, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes, which are temporary adjustments for Federal income tax purposes in the current period. The Funds had no capital loss carryforwards at October 31, 2019.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Fund at April 30, 2020, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Depreciation
$294,687,689	$3,019,276	$(42,567,002)	$(39,547,726)

9. Risks.

Interest Rate Risk.  As with most funds that invest in fixed-income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed-income securities (especially those with longer maturities and durations) and the Fund’s share price to fall. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of

25

Notes to Financial Statements

April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

A related risk is basis risk, which is the risk that a change in prevailing interest rates will change the price of a company’s interest-bearing liabilities disproportionately to the price of interest-bearing assets. This would have the effect of increasing liabilities and decreasing assets, resulting in a loss.

Credit Risk. The credit rating or financial condition of an issuer may affect the value of a fixed-income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

Concentration Risk. Due to the Fund’s concentration in the asset-backed securities, commercial mortgage-backed securities and residential mortgage-backed securities group of industries, events that affect an industry or industries within this group will have a greater effect on the Fund than they would on a fund that is more widely diversified among a number of unrelated industries. While the Fund will invest more than 25% of its assets in, collectively, the asset-backed, commercial mortgage-backed and residential mortgage-backed securities industries, it is expected that the Fund’s investments in any one or more of these industries may, from time to time, be significantly greater than 25%.

Inflation/Deflation Risk. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund’s portfolio.

Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of

26

Notes to Financial Statements

April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure. Rating agencies may fail to make timely changes in credit ratings and an issuer’s current financial condition may be better or worse than a rating indicates. In addition, rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

High Yield Bond Risk. High yield, or “junk,” bonds are highly speculative securities that are usually issued by smaller, less credit worthy and/or highly leveraged (indebted) companies. Compared with investment-grade bonds, high yield bonds are considered to carry a greater degree of risk and are considered to be less likely to make payments of interest and principal. Some may even be in default. Market developments and the financial and business conditions of the corporation issuing these securities generally influence their price and liquidity more than changes in interest rates, when compared to investment-grade debt securities. Insufficient liquidity in the high yield bond market may make it more difficult to dispose of high yield bonds and may cause the Fund to experience sudden and substantial price declines. A lack of reliable, objective data or market quotations may make it more difficult to value high yield bonds accurately.

Generally, the lower rated the security, as determined by rating agencies, the more vulnerable the security is to nonpayment. Securities rated below “B” are often dependent upon favorable financial and business conditions to meet their financial obligations, or may lack the capacity to make payments regardless of financial and business conditions. Default becomes more likely over the long or short term the lower rated the security.

Mortgage-Backed and Asset-Backed Securities Risk. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. The value of mortgage-backed securities generally is more sensitive to changes in interest rates than other types of fixed-income securities. Rising interest rates tend to extend the maturities of mortgage-backed securities, causing the securities to exhibit additional volatility and their value to decrease more significantly. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected.

27

Notes to Financial Statements

April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the option to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

The Fund may invest in residential mortgage-backed securities that represent interests in pools of adjustable rate mortgages (“ARMs”), including payment option ARMs. Payment option ARMs give the borrower the option to pay less than the interest only amount, resulting in an increase in the principal balance of a loan as interest owed is added to the principal (known as “negative amortization payments”). While such instruments permit the borrower to avoid paying currently a portion of the interest accruing on the instrument and make the instrument more affordable to the borrower in the short term, they increase the risk that the borrower will be unable to make the resulting higher payment or payments that become due at the maturity of the loan.

The Fund may invest a substantial amount of its assets in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the U.S. government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, including extension and prepayment risks, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities, such as credit card receivables, may not have the benefit of an underlying physical asset or security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund’s recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The value of the collateral may also be insufficient to cover the principal amount.

28

Notes to Financial Statements

April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation diïfficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to the market’s perception of the credit worthiness of the issuers. Mortgage-backed and asset-backed securities are subject to the risk that an issuer will fail to make timely payments of interest or principal, or will default on payments. Such a risk is generally higher in the case of mortgage-backed securities that include so-called ‘sub-prime’ or “Alt-A” loans, which are loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. There is also a risk that the value of the underlying asset (e.g., a home) securing an obligation may not be sufficient to cover the amount of the obligation. Residential mortgage-backed securities in which the Fund may invest may have a loan to value ratio which exceeds 100%, meaning that the mortgage amount is greater than the appraised value of the underlying property. Certain commercial mortgage-backed securities may be backed by pools of mortgages of properties that have special purposes, which may be difficult to sell or liquidate.

Credit Crisis Liquidity Risk. Certain types of credit instruments, such as investments in high-yield bonds, debt issued in leveraged buyout transactions (acquisition of a company using a substantial amount of debt and loans), mortgage- and asset-backed securities, and short-term asset-backed commercial paper, became very illiquid in the latter half of 2007. General market uncertainty and consequent re-pricing of risk led to market imbalances of sellers and buyers, which in turn resulted in significant valuation uncertainties in mortgage and credit-related securities and other instruments. These conditions resulted, and in many cases continue to result in, greater volatility, less liquidity, widening credit spreads and a lack of price transparency, with many instruments remaining illiquid and of uncertain value. Such market conditions, and the above factors, may make valuation uncertain and/or result in sudden and significant valuation declines.

Collateralized Loan Obligations (“CLOs”) Risk. CLOs are securities backed by an underlying portfolio of debt and loan obligations, respectively. CLOs issue classes or “tranches” that vary in risk and yield and may experience substantial losses due to actual defaults, decrease in market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying debts and loans in the tranche of the CLO, respectively, in which the Fund invests. CLOs also carry risks including, but not limited to, interest rate risk and credit risk, which are described above. For example, a liquidity crisis in the global credit markets

29

Notes to Financial Statements

April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

could cause substantial fluctuations in prices for leveraged loans and high-yield debt securities and limited liquidity for such instruments. When the Fund invests in CLOs, in addition to directly bearing the expenses associated with its own operations, it may bear a pro rata portion of the CLO’s expenses.

Structured Notes Risk. Structured notes are debt obligations issued by industrial corporations, financial institutions or governmental or international agencies that obligate the issuer to pay amounts of principal or interest that are determined by reference to changes in some external factor or factors, or may vary from the stated rate because of changes in these factors. Investment in structured notes involves certain risks, including the risk that the issuer may be unable or unwilling to satisfy its obligations to pay principal or interest, which is separate from the risk that the note’s reference instruments may move in a manner that is disadvantageous to the holder of the note. Structured notes, which are often illiquid, are also subject to additional risk such as market risk, liquidity risk and interest rate risk. The terms of certain structured notes may provide that a decline in the reference instrument may result in the interest rate or principal amount being reduced to zero. Structured notes may be more volatile than the underlying reference instruments or traditional debt instruments. In addition, structured notes may charge fees and administrative expenses.

A credit-linked note is a type of structured note whose value is linked to an underlying reference asset. Credit-linked notes typically provide periodic payments of interest as well as payment of principal upon maturity, the value of which is tied to the underlying reference asset. Like structured notes generally, investments in credit-linked notes are subject to the risk of loss of the principal investment and/or periodic interest payments expected to be received from an investment in a credit-linked note in the event that one or more of the underlying obligations of a note default or otherwise become non-performing. To the extent the Fund invests in a credit-linked note that represents an interest in a single issuer or limited number of issuers, a credit event with respect to that issuer or limited number of issuers presents a greater risk of loss to the Fund than if the credit-linked note represented an interest in underlying obligations of multiple issuers.

U.S. Government Securities Risk. The Fund’s investment in U.S. government obligations may include securities issued or guaranteed as to principal and interest by the U.S. government, or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, including, for example, the Government National Mortgage Association (“Ginnie Mae”) pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by

30

Notes to Financial Statements

April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

federal agencies, such as those securities issued by the Federal National Mortgage Association (“Fannie Mae”), are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. There can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so. In addition, U.S. government securities are not guaranteed against price movements due to changing interest rates.

Agency Securities Risk. Certain obligations issued by U.S. government-sponsored agencies are backed solely by that agency’s own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

Foreign Security Risk. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund’s investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers.

Portfolio Turnover Risk. The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax more frequently on capital gains and will indirectly incur additional expenses related to a fund with a higher portfolio turnover.

31

Notes to Financial Statements

April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

Non-Diversification Risk. Because the Fund is not diversified, it may invest a greater percentage of its assets in a particular issuer than a diversified fund, which may cause the value of its shares to be more sensitive to changes in the market value of a single issuer than a diversified mutual fund.

State-Specific Risk. While the Fund does not expect to invest in single state pools of mortgages, underlying properties of mortgages of certain states may represent a significant percentage of the underlying mortgages in which the Fund invests as a whole. When the Fund invests in this manner, it is subject to the risk that the economy of the states in which it invests, and the value of properties within the states, may decline. Investing significantly in securities whose values are economically tied to a single state means that the Fund is more exposed to negative political or economic events affecting that state than a fund that invests more widely. Certain states have experienced significant declines in property values in recent years.

It is anticipated that the Fund will invest more than 25% of its assets in mortgage-backed securities with underlying properties in California. Investing in such a manner subjects the Fund to economic conditions and government policies within California. As a result, the Fund may be more susceptible to factors that adversely affect the California property, housing and mortgage markets than a mutual fund that does not have as great a concentration in California.

The foregoing is not intended to be a complete discussion of all risks as associated with the investment strategies of the Funds. Please refer to the current prospectus for a discussion of the risks associated with investing in the Funds.

10. Other. At April 30, 2020, 40% of Institutional Class total shares outstanding were held by two shareholders of record owning 10% or greater of the aggregate total shares outstanding.

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

32

Notes to Financial Statements

April 30, 2020 (Unaudited)

Loomis Sayles Full Discretion Institutional Securitized Fund

11. Regulatory Matters. On August 17, 2018, the SEC adopted amendments to Regulation S-X. These changes are effective for periods after November 5, 2018. The updates to Registered Investment Companies were mainly focused on simplifying the presentation of distributable earnings by eliminating the need to present the components of distributable earnings on a book basis in the Statement of Assets & Liabilities. The update also impacted the presentation of undistributed net investment income and distribution to shareholders on the Statement of Changes in Net Assets. The amounts presented in the current Statement of Changes in Net Assets represent the aggregated total distributions of net investment income and realized capital gains, except for distributions classified as return of capital which are still presented separately.

12. New Accounting Pronouncement. In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions, removals and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years.

Management elected to early adopt the removal and modifications of certain disclosures and delay the adoption of additional disclosure until the effective date.

13. Subsequent Events. The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

33

Disclosure of Fund Expenses

April 30, 2020

Loomis Sayles Full Discretion Institutional Securitized Fund

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2019 to April 30, 2020).

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period”.

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

34

Disclosure of Fund Expenses

April 30, 2020

Loomis Sayles Full Discretion Institutional Securitized Fund (concluded)

Institutional Class	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period*
Actual	$1,000.00	$889.40	$4.60
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.99	$4.92

* Expenses are equal to the Fund’s annualized expense ratio, 0.20%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

35

LOOMIS SAYLES FULL DISCRETION

INSTITUTIONAL SECURITIZED FUND

c/o DST Asset Manager Solutions, Inc.

P.O. Box 219009

Kansas City, MO 64121-9009

Adviser:

Loomis, Sayles & Company, L.P.

One Financial Center

Boston, Massachusetts 02111-2621

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies. Effective for closed-end management investment companies for fiscal-years-ending on or after December 31, 2005.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Items 13.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), is filed herewith.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie, President

Date: July 8, 2020

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors,
Treasurer, Controller, and CFO

Date: July 8, 2020